Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of Defined Benefit Cost and Liability Assumptions
	2024	2023	2022
Salaries	2,022,122	2,388,362	2,948,075
Pension costs	210,643	191,942	278,802
Other social benefits	304,713	326,937	307,871
Share based payments costs	532,081	422,275	358,952
Other personnel expenditures	19,873	11,129	2,119
Recharged to related party	(661,308)	-	-
Total employee benefits	2,428,124	3,340,645	3,895,819
Employee benefits attributable to continuing operations	2,428,124	2,497,446	2,169,043
Employee benefits attributable to discontinued operations	-	843,199	1,726,776

Schedule of Net Defined Benefit Liability

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation
	2024	2023
Defined benefit obligation at January 1	4,682,328	3,831,111
Service costs	199,996	181,526
Plan participants’ contribution	147,419	145,659
Interest cost	65,794	84,740
Actuarial losses	543,293	116,706
Benefits paid through pension assets	281,245	(87,876)
Exchange differences	(379,044)	410,462
Defined benefit obligation at December 31	5,541,031	4,682,328
Change in fair value of plan assets

	2024	2023
Fair value of plan assets at January 1	4,270,411	3,467,685
Interest income	62,081	79,925
Return on plan assets excluding interest income	292,846	151,389
Employer contributions	147,419	145,659
Plan participants’ contributions	147,419	145,659
Benefits paid through pension assets	281,245	(87,876)
Administration expense	(4,836)	(5,602)
Exchange differences	(339,629)	373,572
Fair value of plan assets at December 31	4,856,956	4,270,411
	December 31,	December 31,
	2024	2023
Present value of funded defined benefit obligation	5,541,031	4,682,328
Fair value of plan assets	(4,856,956)	(4,270,411)
Net defined benefit liability	684,075	411,917

Schedule of Defined Benefit Cost and Liability Assumptions
Defined Benefit Cost
	2024	2023	2022
Service cost	199,996	181,526	268,415
Net interest expense	3,713	4,815	1,649
Administration expense	4,836	5,602	5,622
Total defined costs for the year recognized in profit or loss	208,545	191,943	275,686

Remeasurement of the Defined Benefit Liability
	2024	2023	2022
Actuarial loss (gain) arising from changes in financial assumptions	526,541	275,194	(918,158)
Actuarial loss (gain) arising from experience adjustments	16,753	(154,142)	(57,377)
Actuarial gain arising from demographic assumptions	-	(4,346)	-
Return on plan assets excluding interest income	(292,846)	(151,389)	513,465
Total defined benefit cost for the year recognized in the other comprehensive income	250,448	(34,683)	(462,070)

Assumptions
	2024	2023	2022
Discount rate	0.97%	1.50%	2.20%
Future salary increases	0.85%	1.35%	1.60%
Pension indexation	0.00%	0.00%	0.00%
	BVG2020	BVG2020	BVG2020

Schedule of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2024	2023
Change in assumption	0.25% increase	0.25% increase
Discount rate	(215,905)	(167,962)
Salary increase	(29,210)	(27,273)
Pension indexation	121,376	93,275
Change in assumption	+1 year	+1 year
Life expectancy	105,460	75,321